SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of Tarena International, its wholly-owned subsidiaries, VIEs in which Tarena International is the primary beneficiary and their wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the collectability of accounts receivable, the fair values of share-based compensation awards, the realizability of deferred income tax assets, the accruals for tax uncertainties and other contingencies, the recoverability of the carrying amounts of property and equipment and the useful lives of property and equipment. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency
(c)	Foreign currency

The accompanying consolidated financial statements have been expressed in U.S. dollar (“USD”), the Company's reporting currency. The functional currency of Tarena International and Tarena Hong Kong Limited (“Tarena HK”) is the USD. The functional currency of Tarena International's PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs is the Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange gains (losses) in the consolidated statements of comprehensive income.

Assets and liabilities of entities with functional currencies other than USD are translated into USD using the exchange rate on the balance sheet date. Revenues and expenses are translated into USD at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive income (loss) within shareholders' equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People's Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Cash, cash equivalents, time deposits and restricted time deposits
(d)	Cash, cash equivalents, time deposits and restricted time deposits

Cash consist of cash on hand and cash in bank, which are unrestricted as to withdrawal. Cash equivalents consist of interest-bearing certificates of deposit with initial term of no more than three months when purchased.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

Time deposits that are pledged as collateral for line of credit with a financial institution in the U.S. with an initial term of greater than three months when purchased are reported as restricted time deposits.

Cash, cash equivalents, time deposits and restricted time deposits maintained at banks consist of the following:

	December 31,
	2014	2015
	US$	US$
RMB denominated bank deposits with financial institutions in the PRC	58,639,210	96,579,459
US dollar denominated bank deposits with a financial institutions in the PRC	36,216,381	8,112,557
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	771,786	99,358
HK dollar denominated bank deposits with a financial institution in HK SAR	7	15,181
RMB denominated bank deposits with a financial institution in HK SAR	412	389
RMB denominated bank deposits with financial institutions in the U.S.	-	84,296,524
RMB denominated bank deposits with financial institutions in Singapore	71,178,287	-
US dollar denominated bank deposits with financial institutions in the U.S.	-	8,501

To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR, Singapore and the U.S. with acceptable credit rating.

Short-term investment
(e)	Short-term investment

During the years ended December 31, 2013, 2014 and 2015, the Company invested US$11,298,158, US$101,390,291 and US$151,768,220, respectively, in financial products managed by two banks in the PRC. The terms of the financial products range between 5 days and 91 days. The financial products matured before December 31, 2013, 2014 and 2015, respectively. The Company earned investment income of US$39,930, US$757,300 and US$957,373, respectively on the financial products, which was included in other income in the consolidated statements of comprehensive income for the years ended December 31, 2013, 2014 and 2015.

Accounts receivable
(f)	Accounts receivable

Accounts receivable primarily represent tuition fees due from students. Accounts receivable which are due over one year as of the balance sheet date are presented as non-current assets. The unearned interest on accounts receivable which are due over one year is reported in the consolidated balance sheets as a direct deduction from the principal amount of accounts receivable. See note 2 (i). The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management considers historical losses, the students' financial condition, the amount of accounts receivables in dispute, the accounts receivables aging and the students' payment patterns. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted or the balances have been overdue for more than three years.

Property and equipment
(g)	Property and equipment

Property and equipment are recorded at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. The estimated useful life of property and equipment is as follows:

Furniture	5 years
Office equipment	3 to 4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

Cost method investments
(h)	Cost method investments

Investments in entities in which the Company does not have an ability to exercise significant influence over the operating and financial matters of the investees and which do not have readily determinable fair value are accounted for using the cost method, under which the Company carries the investments at cost and recognizes as income for any dividend received from distribution of the investees' earnings.

The Company evaluates each cost method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. Such impairment evaluation includes, but not limited to: the current business environment; going concern considerations such as financial condition, the utilization of cash, ability to obtain additional financing to achieve its business plan, recent rounds of financing and comparable valuations.

Revenue recognition
(i)	Revenue recognition

Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of business tax and value added taxes (“VAT”) at rates ranging between 3% and 6%, and surcharges. VAT and business tax collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition fees

Educational and professional tuition fees are recognized as revenue ratably over the period of the training course, which primarily range from four to five months. The unearned portion of tuition fees is recorded as deferred revenue.

Certain qualified students are allowed to pay their tuition fees on installment for a period of time exceeding one year. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate at which the students can obtain financing of a similar nature from other sources at the date of the transaction.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams. All certificates are issued by third parties to the students who pass the exam. The Company acts as the principal in providing this service and recognizes revenue on gross basis because the Company is the primary obligor in the arrangement and is responsible for fulfilling the ordered services by the students. Cash received before the students taking the exam, is recorded as deferred revenue, and subsequently recognized as certification service revenue upon completion of the certification service, which occurs when the certificates are provided to the students.

Cost of revenues
(j)	Cost of revenues

Cost of revenues consists of payroll and employee benefits, rent expenses of learning centers, depreciation relating to property and equipment used for operating the learning centers, and other operating costs that are directly attributed to the provision of training services.

Advertising costs
(k)	Advertising costs

Advertising costs are expensed as incurred and included in selling and marketing expenses. Advertising costs were US$11,570,458, US$16,738,921 and US$24,336,415 for the years ended December 31, 2013, 2014 and 2015, respectively.

Operating lease
(l)	Operating lease

The Company leases premises for learning centers and offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There are no capital improvement funding, other lease concessions or contingent rent in the lease agreements. The lease terms of the Company's learning centers range between 1 and 10 years. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

Certain learning centers of the Company sublease a portion of the areas to certain students for their living accommodation. Income from subleases is recognized on a straight-line basis over the term of the lease and recognized as reduction of costs of revenues.

Government grant
(m)	Government grant

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company's consolidated statements of comprehensive income when the grant becomes receivable. Government grants of US$1,254,332, US$1,613,436 and US$939,646 were recognized and included in other income for the years ended December 31, 2013, 2014 and 2015, respectively.

Research and development expense
(n)	Research and development expense
Research and development costs are expensed as incurred.
Employee benefits
(o)	Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 25.5% to 52.5% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive income when the related service is provided. For the years ended December 31, 2013, 2014 and 2015, the costs of the Company's obligations to the defined contribution plans amounted to US$5,850,415, US$8,385,747 and US$11,140,810, respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Income taxes
(p)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Deferred offering costs
(q)	Deferred offering costs

Deferred offering costs consist principally of legal, printing and registration costs in connection with the IPO. Upon completion of the IPO on April 3, 2014, the deferred offering costs of US$615,793 were recognized as a reduction the offering proceeds.

Share based compensation
(r)	Share based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

Commitments and contingencies
(s)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

The allowance for off-balance-sheet credit exposures is maintained at a level believed by management to be sufficient to absorb estimated probable losses related to the guarantee under the Student Loan Program. See note 10. The Company evaluates the current status of the payment and performance risk of the guarantee based on periodic evaluations of the actual defaults, estimated future defaults, current understanding of the students' status and existing economic conditions.

Earnings (loss) per share
(t)	Earnings (loss) per share

Basic earnings (loss) per Class A and Class B ordinary share is computed by dividing net income (loss) attributable to Tarena International's Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) attributable to Tarena International's Class A and Class B ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities, if any, based on participating rights in undistributed earnings.

Tarena International's Series A convertible redeemable preferred shares, Series B convertible redeemable preferred shares and Series C convertible redeemable preferred shares were participating securities since the holders of these securities participated in dividends on the same basis as Class A and Class B ordinary shareholders. These participating securities were not included in the computation of basic loss per Class A and Class B ordinary share in periods when the Company reported net loss, because these participating security holders have no obligation to share in the losses of Tarena International based on the contractual rights and obligations of these participating securities.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to Tarena International's Class A and Class B ordinary shareholders as adjusted for the effect of dilutive Class A and Class B ordinary share equivalents, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary share equivalents outstanding during the year. Class A and Class B ordinary share equivalents include the Class A and Class B ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of convertible redeemable preferred shares (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per Class A and Class B ordinary share if the impact is anti-dilutive.

Segment reporting
(u)	Segment reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company's chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Company. Management has determined that the Company has one operating segment, which is the training segment. All of the Company's operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair value measurements
(v)	Fair value measurements

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The carrying amounts of cash and cash equivalents, time deposits, restricted time deposits, accounts receivable, housing loans to employees, accounts payable, amount due to a related party, accrued expenses and other current liabilities as of December 31, 2014 and 2015 approximate their fair value because of short maturity of these instruments.

The carrying amounts of non-current time deposits as of December 31, 2014 and 2015 approximates their fair value since the interest rates of the time deposits did not differ significantly from the market interest rates for similar types of time deposits.

The fair values of time deposits and restricted time deposits as of December 31, 2014 and 2015 are categorized as Level 2 measurement.

Recently issued accounting standards
(w)	Recently issued accounting standards

The Financial Reporting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, in May 2014. ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In December 2015, the FASB issued ASU No. 2015-14, Revenue from contracts with customers, which deferred the effective date of ASU 2014-09. The new standard is effective for annual reporting periods beginning after December 15, 2017. The Company will implement the provisions of ASU 2014-09 as of January 1, 2018. The Company has not yet determined the impact of the new standard on its current policies for revenue recognition.

In 2015, the Company elected to early adopt the ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The Company adopted this new guidance retrospectively. As a result of adoption of this guidance, the Company reclassified current deferred income tax assets in the amount of USD2.1 million to other noncurrent assets as of December 31, 2014. There was no impact on results of operations or cash flows as a result of this guidance.

The FASB issued Accounting Standards Codification (“ASC”) Topic 842, Leases, in February 2016. ASC Topic 842 requires a lessee to recognize all leases, including operating leases, on balance sheet via a right-of-use asset and lease liability, unless the lease is a short-term lease (one with an accounting lease term of 12 months or less).  All (or a portion of) fixed payments by the lessee to cover lessor costs related to ownership of the underlying assets, or executory costs, that do not represent payments for a good or service will be considered lease payments and reflected in the measurement of lease assets and lease liabilities by lessees.  The new standard does not substantially change lessor accounting from current U.S. GAAP.  The new standard also requires lessees and lessors to disclose more qualitative and quantitative information about their leases than current U.S. GAAP does.  The standard is applied retrospectively, with elective reliefs.  The new standard is effective for annual and interim reporting periods beginning after December 15, 2018 for a public business entity.  Early adoption is permitted.   The Company has not yet determined the impact of the new standard on its current policies for leases.